Equity Method Investments - Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ (825)	$ 1,092	$ (27)	$ 7,389
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	(822)	1,090	(23)	7,385
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ (3)	$ 2	$ (4)	$ 4